Disposition of Golden Bull USA (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 16, 2022	Dec. 31, 2022
Disposition of Golden Bull USA [Abstract]
Consideration amount		$ 10
Total assets	$ 72,196
Total liabilities	124,569
Negative net assets	$ 52,373
Percentage of absolute value	0.03%
Other income net			$ 52,383